Segment Information (Details) - Schedule of Revenue and Operating Results by Segments - Continuing Operations [Member] - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Segment Reporting Information [Line Items]
Revenue	¥ 2,123,751	¥ 1,713,965	¥ 1,401,780
Costs of revenue	(1,526,419)	(1,237,306)	(1,180,263)
Segment gross (loss)/profit	597,332	476,659	221,517
Overseas Schools [Member]
Segment Reporting Information [Line Items]
Revenue	809,488	652,773	502,607
Costs of revenue	(657,099)	(574,744)	(513,871)
Segment gross (loss)/profit	152,389	78,029	(11,264)
Complementary Education Services [Member]
Segment Reporting Information [Line Items]
Revenue	845,970	636,615	625,640
Costs of revenue	(511,799)	(373,753)	(382,548)
Segment gross (loss)/profit	334,171	262,862	243,092
Domestic Kindergartens & K-12 Operation Services [Member]
Segment Reporting Information [Line Items]
Revenue	468,293	424,577	273,533
Costs of revenue	(357,521)	(288,809)	(283,844)
Segment gross (loss)/profit	¥ 110,772	¥ 135,768	¥ (10,311)